ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2016	Mar. 31, 2015
Capital Unit [Line Items]
Partners Capital Account Units Issued	21,996,102	21,996,102
Partners Capital Account Units Outstanding	21,902,747	21,936,787
Series Fifteen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,870,500	3,870,500
Partners Capital Account Units Outstanding	3,848,900	3,858,400
Series Sixteen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	5,429,402	5,429,402
Partners Capital Account Units Outstanding	5,404,500	5,411,800
Series Seventeen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	5,000,000	5,000,000
Partners Capital Account Units Outstanding	4,972,947	4,980,687
Series Eighteen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,616,200	3,616,200
Partners Capital Account Units Outstanding	3,605,200	3,612,200
Series Nineteen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,080,000	4,080,000
Partners Capital Account Units Outstanding	4,071,200	4,073,700